Financial risk management and financial instruments - Derivatives Entered (Details) € in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($) $ / T MT R / $ $ / bbl $ / € MMBbls	Jun. 30, 2021 USD ($) R / $ $ / gal $ / bbl $ / € MMBbls	Jun. 30, 2022 EUR (€) $ / T MT R / $ $ / bbl $ / € MMBbls	Jun. 30, 2021 EUR (€) R / $ $ / gal $ / bbl $ / € MMBbls
Crude oil put options purchased
Financial risk management and financial instruments
Number of barrels - open positions		10.0		10.0
Number of barrels - settled	10.0	(32.5)	10.0	(32.5)
Annual average floor price | $ / bbl		40.5		40.5
Premium paid | $	$ 0.0	$ 93.8
Crude oil put options sold
Financial risk management and financial instruments
Number of barrels - open positions		(10.0)		(10.0)
Number of barrels - settled	10.0		10.0
Annual average floor price | $ / bbl		43.2		43.2
Crude oil zero cost collar
Financial risk management and financial instruments
Number of barrels - open positions	29.0	24.0	29.0	24.0
Number of barrels - settled	24.0	5.1	24.0	5.1
Annual average floor price | $ / bbl	63.3	60.1	63.3	60.1
Annual average cap price | $ / bbl	96.6	72.0	96.6	72.0
Crude oil swap options
Financial risk management and financial instruments
Number of barrels - open positions		18.0		18.0
Number of barrels - settled	18.0		18.0
Annual average floor price | $ / bbl		67.2		67.2
Crude oil futures
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 1.0	$ 108.0
Contract/Notional amount - settled | $	$ 29.0
Annual average floor price | $ / bbl	109.9	73.6	109.9	73.6
Ethane swap options
Financial risk management and financial instruments
Number of barrels - open positions		4.0		4.0
Number of barrels - settled	4.0	26.2	4.0	26.2
Annual average floor price | $ / gal		23.2		23.2
Coal swap options
Financial risk management and financial instruments
Number of tons - open positions | MT	0.4		0.4
Number of tons - settled | MT	1.0		1.0
Annual average floor price | $ / T	293.7		293.7
Foreign exchange contracts | US Dollar
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 334.0	$ 143.0
Annual average floor price | R / $	16.24	14.66	16.24	14.66
Foreign exchange contracts | Euro
Financial risk management and financial instruments
Contract/Notional amount - open positions | €			€ 70	€ 100
Annual average floor price | $ / €	1.07	1.20	1.07	1.20
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 4,400.0	$ 2,800.0
Contract/Notional amount - settled | $	$ 3,900.0	$ 5,370.0
Annual average floor price | R / $	15.04	14.54	15.04	14.54
Annual average cap price | R / $	18.06	17.52	18.06	17.52